Derivative Financial Instruments - Summary of Net Gain (Loss) Recognized in Income on Derivative Financial Instruments (Detail) - Derivatives not designated as hedges - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	$ 672,226	$ (22,862,951)	$ (25,224,243)
Embedded derivatives
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	194,194	0	0
Forwards
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	(325,605)	(57,874)	255,045
Futures
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	(116,638)	(1,871,162)	(1,478,143)
Crude oil options
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	(1,472,311)	(3,038,638)	(2,373,131)
Currency options
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	1,121,329	(3,592,393)	(4,791,503)
Interest rate options
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	100,615	2,664,631	522,241
Crack spread swaps
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	575,932	(27,883)	0
Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	600,937	(17,511,767)	(17,344,621)
Crude oil futures swaps
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	0	0	(146,350)
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	11,987	572,135	132,219
DFIs not identified
Disclosure of detailed information about financial instruments [line items]
Amount of gain (loss) recognized in the Statement of operations on derivatives	$ (18,214)	$ 0	$ 0